Intangible Assets, Net - Schedule of Future Amortization for the Intangible Assets (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Future Amortization for the Intangible Assets [Abstract]
2026	$ 453
2027	411
2028	348
2029	346
2030	337
Thereafter	9,318
Total	$ 11,213